Additional Information: Condensed Financial Statements of the Company (Tables)	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Statements of Comprehensive Income/(Loss) of the Parent Company
(Amounts expressed in thousands of US$ except for number of	Years ended December 31,
shares and per share data)	2020	2021	2022
Operating expenses	(50,638)	(10,399)	(4,289)
Loss before income tax	(50,925)	(10,266)	(4,472)
Loss from subsidiaries and former VIEs	(12,490)	(35,775)	(15,381)
Net loss	(63,415)	(46,041)	(19,853)

Schedule of Condensed Balance Sheets of the Parent Company
(Amounts expressed in thousands of US$ except for number of	Years ended December 31,
shares and per share data)	2021	2022
Cash and cash equivalents	133	463
Amounts due from subsidiaries and former VIEs (note a)	126,536	127,308
Others	8	—
Total assets	126,677	127,771

Accounts payable, accrued expenses and other liabilities	1,188	397
Deficit in subsidiaries and former VIEs	101,138	113,938
Others	262	204
Amounts due to subsidiaries and former VIEs (note a)	3,997	3,683
Total liabilities	106,585	118,222
Total shareholders’ equity	20,092	9,549

Schedule of Condensed Statement of Cash Flows of the Parent Company
(Amounts expressed in thousands of US$ except for number of	Years ended December 31,
shares and per share data)	2020	2021	2022
Cash flows from operating activities
Net cash used in operating activities (note a)	(1,514)	(1,483)	(3,355)
Cash flows from investing activities
Intercompany fund transfers	(38,598)	(3,000)	—
Net cash used in investing activities (note a)	(38,598)	(3,000)	—
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs	29,904	—	—
Proceeds from exercise of share options	—	1,284	—
Proceeds from issuance of convertible bonds	—	—	4,735
Redemption of convertible bonds	—	—	(1,050)
Net cash generated from financing activities	29,904	1,284	3,685
(Decrease)/increase in cash, cash equivalents and restricted cash	(10,208)	(3,199)	330
Cash, cash equivalents and restricted cash at beginning of year	13,540	3,332	133
Cash, cash equivalents and restricted cash at end of year	3,332	133	463

The condensed financial information of the Company for the year ended December 31, 2020 has been revised to (i) reflect a reclassification adjustment on the presentation of cash flows between the Company and its subsidiaries within the Group. Such cash flows were previously inappropriately presented under the operating activities of the condensed financial information of the Company. The condensed financial information has been revised to properly reflect the cash flows from the Company to its subsidiaries as the investing activities amounted to US$38.6 million in FY20; and (ii) reflect a reclassification adjustment on the presentation of the amount due from entities within the Group from current to non-current in nature amounted to US$123.3 million in FY20 and the amount due to entities within the Group from current to non-current in nature amounted to US$3.9 million in FY20. Management considered the revision is immaterial, the impact of the revision was eliminated in consolidation, and there is no impact on the previously reported consolidated financial position, results of operations or cash flows.